American Funds Core Plus Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

April 17, 2025

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Core Plus Bond Fund

On behalf of American Funds Core Plus Bond Fund (the “Fund”), we hereby file Form N-1A under the Investment Company Act of 1940. A form N-8A has been filed for the Fund, and the Fund’s CIK number is 0002064871. If you have any questions about the enclosed, please contact me at (213) 615-4618.

Sincerely,

/s/ Charlene H. Kim

Charlene H. Kim

Enclosure